Organization and Basis of Presentation (Details Narrative) - shares	6 Months Ended
	Jun. 30, 2025	May 12, 2025	Dec. 31, 2024	Dec. 31, 2023
Subsequent Events [Abstract]
Reverse stock split	1-for-5 and 1-for-40
Common stock, shares outstanding	1,740,269	1,738,683	1,531,468	20,540,409
Common stock, shares authorized	300,000,000		300,000,000	300,000,000